Note 11 - Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Beginning of the year		$ 534,005
Beginning of the year		(534,005)
End of the year		529,428	$ 534,005
Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		430,378
Beginning of the year		(430,378)
End of the year		429,445	430,378
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		25,370
Beginning of the year		(25,370)
End of the year		22,790	25,370
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		6,472
Beginning of the year		(6,472)
End of the year		6,528	6,472
Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		70,600
Beginning of the year		(70,600)
End of the year		70,600	70,600
Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		1,185
Beginning of the year		(1,185)
End of the year		66	1,185
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		584,147	571,398
Additions (1)	[1]	6,794	4,036
Acquisition of a subsidiary (Note 3)		0	9,124
Disposals		(5,211)	(370)
Effect of movements in exchange rates		(1,260)	(40)
Beginning of the year		(584,147)	(571,398)
Disposals		5,211	370
End of the year		584,470	584,147
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		433,459	424,961
Additions (1)	[1]	0	0
Acquisition of a subsidiary (Note 3)		0	8,792
Disposals		0	0
Effect of movements in exchange rates		(933)	(294)
Beginning of the year		(433,459)	(424,961)
Disposals		(0)	(0)
End of the year		432,526	433,459
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		40,732	40,732
Additions (1)	[1]	0	0
Acquisition of a subsidiary (Note 3)		0	0
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		(40,732)	(40,732)
Disposals		(0)	(0)
End of the year		40,732	40,732
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		35,279	30,657
Additions (1)	[1]	6,789	4,031
Acquisition of a subsidiary (Note 3)		0	331
Disposals		(5,211)	0
Effect of movements in exchange rates		(275)	259
Beginning of the year		(35,279)	(30,657)
Disposals		5,211	(0)
End of the year		36,582	35,279
Gross carrying amount [member] | Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		70,600	70,600
Additions (1)	[1]	0	0
Acquisition of a subsidiary (Note 3)		0	0
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		(70,600)	(70,600)
Disposals		(0)	(0)
End of the year		70,600	70,600
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		4,077	4,448
Additions (1)	[1]	5	5
Acquisition of a subsidiary (Note 3)		0	0
Disposals		0	(370)
Effect of movements in exchange rates		(52)	(5)
Beginning of the year		(4,077)	(4,448)
Disposals		(0)	370
End of the year		4,031	4,077
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(50,142)	(34,483)
Disposals		5,211	223
Effect of movements in exchange rates		298	(157)
Beginning of the year		50,142	34,483
Amortization		6,618	10,416
Impairment		3,194	5,624
Disposals		(5,211)	(223)
Impairment		3,194	5,624
End of the year		(55,042)	(50,142)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		(3,081)	(0)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		3,081	0
Amortization		0	0
Impairment		0	3,081
Disposals		0	0
Impairment		0	3,081
End of the year		(3,081)	(3,081)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		(15,362)	(12,449)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		15,362	12,449
Amortization		2,580	2,913
Impairment		0	0
Disposals		0	0
Impairment		0	0
End of the year		(17,942)	(15,362)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		(28,807)	(19,999)
Disposals		5,211	0
Effect of movements in exchange rates		224	(169)
Beginning of the year		28,807	19,999
Amortization		4,014	7,381
Impairment		2,220	1,596
Disposals		(5,211)	0
Impairment		2,220	1,596
End of the year		(30,054)	(28,807)
Accumulated depreciation, amortisation and impairment [member] | Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		(0)	(0)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		0	0
Amortization		0	0
Impairment		0	0
Disposals		0	0
Impairment		0	0
End of the year		(0)	(0)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		(2,893)	(2,035)
Disposals		0	223
Effect of movements in exchange rates		74	12
Beginning of the year		2,893	2,035
Amortization		25	122
Impairment		974	947
Disposals		0	(223)
Impairment		974	947
End of the year		$ (3,965)	$ (2,893)

[1]	Represents capitalized development expenditure net of grants received from the Norwegian government.